UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2011

Check here if Amendment [ ];Amendment Number:

      This Amendment (Check only one.):    [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Locust Wood Capital Advisers, LLC
Address:    1540 Broadway
            Suite 1510
            New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Morris
Title:      Chief Financial Officer
Phone:      (212) 354-0193

Signature, Place and Date of Signing:

      /s/   Paul Morris        New York, NY      November 4, 2011

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $237,334 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.   Form 13F File Number     Name

1.    28-11881                 Locust Wood Capital, LP

                                                   FORM 13-F INFORMATION TABLE

COLUMN 1                               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7   COLUMN 8
                                                                           Shares                                     Voting
                                       Title of                Value       or PRN   SH/  Put/ Investment  Other      Authority
Name of Issuer                         Class        CUSIP      x $1000     amount  PRN  Call  Discretion  Managers  Sole Shared None
-------------------------------------- -----------  --------- --------     ------  ---  ----  ----------  --------  ---- ------ ----
APPLE INC COM STK                      COM          037833100   7,626      20,000  SH         SOLE        NONE           20,000
ATLAS ENERGY L P COM STK               COM          04930A104     371      20,000  SH         SOLE        NONE           20,000
BP AMOCO PLC ADR                       SPONSORED    055622104      82       2,273  SH         SOLE        NONE            2,273
                                       ADR
BERKSHIRE HATHAWAY CL A INC DEL        COM          084670108   5,340          50  SH         SOLE        NONE               50
BERKSHIRE HATHAWAY INC CLASS B COM     CLASS B COM  084670702   6,394      90,000  SH         SOLE        NONE           90,000
BROOKFIELD RESEDENTIAL PROPERTIES INC  COM          11283W104   3,325     500,000  SH         SOLE        NONE          500,000
CITIGROUP INC CONV PFD 7.5%            PREFERRED    172967416   2,971      37,500  SH         SOLE        NONE           37,500
CITIGROUP INC COM STK                  COM          172967424   3,330     130,000  SH         SOLE        NONE          130,000
DOMINOS PIZZA                          COM          25754A201   2,725     100,000  SH         SOLE        NONE          100,000
DOW CHEMICAL CORP COM STK              COM          260543103   2,808     125,000  SH         SOLE        NONE          125,000
EBAY INC COM STK                       COM          278642103   2,212      75,000  SH         SOLE        NONE           75,000
ECOLAB INC COM STK                     COM          278865100   9,778     200,000  SH         SOLE        NONE          200,000
EL PASO CORP COM                       COM          28336L109   9,177     525,000  SH         SOLE        NONE          525,000
EXXON MOBIL CORP COM STK               COM          30231G102   3,632      50,000  SH         SOLE        NONE           50,000
FAMILY DOLLAR STORES INC COM STK       COM          307000109   6,612     130,000  SH         SOLE        NONE          130,000
FORD MOTOR WRNT EXP 01/01/2013         WARRANTS     345370134     553     250,000  SH         SOLE        NONE          250,000
FORTUNE BRANDS INC COM                 COM          349631101   6,760     125,000  SH         SOLE        NONE          125,000
GENERAL GROWTH PROPERTIES INC          COM          370023103   5,445     450,000  SH         SOLE        NONE          450,000
GOOGLE INC CL A COM STK                COM          38259P508  10,301      20,000  SH         SOLE        NONE           20,000
GRACE W R & CO DEL NEW COM STK         COM          38388F108   3,330     100,000  SH         SOLE        NONE          100,000
HSN INC                                COM          404303109   1,160      35,000  SH         SOLE        NONE           35,000
THE HOWARD HUGHS CO.                   COM          44267D107   4,210     100,000  SH         SOLE        NONE          100,000
INTL BUSINESS MACHS CORP COM           COM          459200101   8,744      50,000  SH         SOLE        NONE           50,000
IRON MOUNTAIN INC COM STK              COM          462846106   7,589     240,000  SH         SOLE        NONE          240,000
JPMORGAN CHASE & CO COM                COM          46625H100   9,036     300,000  SH         SOLE        NONE          300,000
JP MORGAN CHASE WRNT EXP 10/28/2018    WARRANTS     46634E114   1,397     150,000  SH         SOLE        NONE          150,000
JOHNSON & JOHNSON COM                  COM          478160104   3,503      55,000  SH         SOLE        NONE           55,000
KKR & CO L P DEL LIMITED PARTNERSHIP   UNIT LTD     48248M102   3,952     380,000  SH         SOLE        NONE          380,000
                                       PARTNER
KAPSTONE PAPER & PACKAGING CORP COM    COM          48562P103     695      50,000  SH         SOLE        NONE           50,000
KRAFT FOODS INC                        COM          50075N104   6,212     185,000  SH         SOLE        NONE          185,000
MACQUARIE INFRASTRUCTURE COMPA COM STK COM          55608B105   4,039     180,000  SH         SOLE        NONE          180,000
MACYS INC COM STK                      COM          55616P104   7,896     300,000  SH         SOLE        NONE          300,000
MICROSOFT CORP COM STK                 COM          594918104   7,467     300,000  SH         SOLE        NONE          300,000
MOTOROLA SOLUTIONS INC                 COM          620076307  11,523     275,000  SH         SOLE        NONE          275,000
NALCO HOLDING CO                       COM          62985Q101   4,373     125,000  SH         SOLE        NONE          125,000
PAYCHEX INC COM STK                    COM          704326107   1,846      70,000  SH         SOLE        NONE           70,000
PFIZER INC SHS                         COM          717081103   9,194     520,000  SH         SOLE        NONE          520,000
QUALCOMM INC COM STK                   COM          747525103   2,918      60,000  SH         SOLE        NONE           60,000
STAR GAS PARTNERS L.P. COM STK         UNIT LTD     85512C105   2,450     500,000  SH         SOLE        NONE          500,000
                                       PARTNER
SUNOCO INC COM STK                     COM          86764P109  11,009     355,000  SH         SOLE        NONE          355,000
TRAVELERS COS INC COM STK              COM          89417E109   6,944     142,500  SH         SOLE        NONE          142,500
VALEANT PHARMACEUTICALS INTERN COM     COM          91911K102   4,640     125,000  SH         SOLE        NONE          125,000
VANGUARD DIVIDEND APPREC ETF           ETF          921908844   7,314     150,000  SH         SOLE        NONE          150,000
VODAFONE GROUP PLC SP ADR              SPONSORED    92857W209   8,340     325,000  SH         SOLE        NONE          325,000
                                       ADR
WELLS FARGO & CO-CW18 WT EXP10/28/18   WARRANTS     949746119     385      50,000  SH         SOLE        NONE          50,000
YAHOO INC COM STK                      COM          984332106   1,976     150,000  SH         SOLE        NONE          150,000
ACE LIMITED COM STK                    COM          H0023R105   5,757      95,000  SH         SOLE        NONE           95,000
                                                            ---------  ----------
                                                              237,334   8,217,323
                                                            ---------  ----------
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